Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits		€ 368	€ 351	€ 554
Future Estimate
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits	€ 360
Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		65	49	260
Defined Contribution		196	197	186
Company contributions to funded plans | United States of America
Disclosure of defined benefit plans [line items]
Defined Benefit | $					$ 110
Company contributions to funded plans | Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan		118	115
Company contributions to funded plans | Future Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	55
Defined Contribution	205
Company contributions to funded plans | Future Estimate | Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan	115
Company contributions to funded plans | Future Estimate | United Kingdom
Disclosure of defined benefit plans [line items]
Defined Benefit	0
Benefit paid by the Company in respect of unfunded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 107	€ 105	€ 108
Benefit paid by the Company in respect of unfunded plans | Future Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	€ 100